RISK MANAGEMENT - Scenario of probability weighting in measuring ECL (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COLOMBIA | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	27.00%	27.00%
COLOMBIA | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	56.00%	56.00%
COLOMBIA | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	17.00%	17.00%
PANAMA | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	10.00%	15.00%
PANAMA | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	60.00%	75.00%
PANAMA | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	30.00%	10.00%